GOODWILL - KEY ASSUMPTIONS USED FOR VALUE-IN-USE CALCULATIONS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of goodwill key assumptions used for value-in-use calculation [line items]
Period over which management has projected cash flows	P5Y
Amount by which unit's recoverable amount exceeds its carrying amount	¥ 3,937	¥ 4,997
Maximum [member]
Disclosure of goodwill key assumptions used for value-in-use calculation [line items]
Period over which management expect Group's business recover from impact of COVID-19 epidemic	2 years
Minimum [member]
Disclosure of goodwill key assumptions used for value-in-use calculation [line items]
Period over which management expect Group's business recover from impact of COVID-19 epidemic	1 year
Railroad business [member]
Disclosure of goodwill key assumptions used for value-in-use calculation [line items]
Revenue growth rate (within the five-year period)		8.00%
Long-term growth rate (beyond the five-years period)	3.00%	2.00%
Pre-tax discount rate	12.00%	12.00%
Railroad business [member] | Maximum [member]
Disclosure of goodwill key assumptions used for value-in-use calculation [line items]
Revenue growth rate (within the five-year period)	32.00%
Gross margin	8.00%	16.00%
Railroad business [member] | Minimum [member]
Disclosure of goodwill key assumptions used for value-in-use calculation [line items]
Revenue growth rate (within the five-year period)	8.00%
Gross margin	3.00%	8.00%